Capitalized Software Costs (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized Software Costs (Textual)
Software development costs capitalized	$ 4,300	$ 3,900
Cost of revenues	$ 3,000	$ 2,200